Property, Plant and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,100,911,000	$ 827,939,000
Less: Accumulated depreciation	(230,681,000)	(175,159,000)
Total	870,230,000	652,780,000
Depreciation	101,800,000	64,400,000	58,100,000
Land
Property, Plant and Equipment [Line Items]
Subtotal	54,919,000	50,780,000
Buildings and land improvements
Property, Plant and Equipment [Line Items]
Subtotal	240,515,000	179,821,000
Machinery, equipment and other
Property, Plant and Equipment [Line Items]
Subtotal	755,590,000	569,157,000
Construction in progress
Property, Plant and Equipment [Line Items]
Subtotal	$ 49,887,000	$ 28,181,000